Financial Risk Management - Dealer Finance Receivables and Undiscounted Maximum Amounts of Potential Payment for Loan Commitments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Dealer finance receivables:
Dealer finance receivables	¥ 9,893,496	¥ 8,928,617
Loan commitments:
Loan commitments	158,368	127,348
Group A [member]
Dealer finance receivables:
Dealer finance receivables	579,930	529,263
Loan commitments:
Loan commitments	137,015	107,073
Group B [member]
Dealer finance receivables:
Dealer finance receivables	275,868	216,803
Loan commitments:
Loan commitments	21,353	20,275
Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	855,798	746,066
12-month ECL [member]
Loan commitments:
Loan commitments	158,368	127,348
12-month ECL [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	574,524	522,368
Loan commitments:
Loan commitments	137,015	107,073
12-month ECL [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	273,323	215,160
Loan commitments:
Loan commitments	21,353	20,275
12-month ECL [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	847,847	737,528
Lifetime ECL [member] | Not credit-impaired [member]
Loan commitments:
Loan commitments
Lifetime ECL [member] | Not credit-impaired [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	3	1,866
Loan commitments:
Loan commitments
Lifetime ECL [member] | Not credit-impaired [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables	2,545	1,617
Loan commitments:
Loan commitments
Lifetime ECL [member] | Not credit-impaired [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	2,548	3,483
Lifetime ECL [member] | Credit-impaired [member]
Loan commitments:
Loan commitments
Lifetime ECL [member] | Credit-impaired [member] | Group A [member]
Dealer finance receivables:
Dealer finance receivables	5,403	5,029
Loan commitments:
Loan commitments
Lifetime ECL [member] | Credit-impaired [member] | Group B [member]
Dealer finance receivables:
Dealer finance receivables		26
Loan commitments:
Loan commitments
Lifetime ECL [member] | Credit-impaired [member] | Wholesale [member]
Dealer finance receivables:
Dealer finance receivables	¥ 5,403	¥ 5,055